Other Current Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Other Assets, Current [Line Items]
VAT recoverable	$ 17,180		$ 44,467
Available-for-sale equity security	9,684	[1]	0	[1]
Receivable from the Group's executives and employees	4,522	[2]	46,476	[2]
Tax recoverable	0		28,822
Others	36,307		46,765
Other current assets	$ 67,693		$ 166,530

[1]	(a) Available-for-sale equity security
[2]	Receivable from the Group's executives and employees